12. Stockholders' Deficit (Details - Warrants) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants
Warrants outstanding, beginning	37,000	217,000
Warrants granted	820,000	25,000
Warrants cancelled	0	0
Warrants expired	(257,000)	(195,000)
Warrants exercised	(120,000)	(10,000)
Warrants outstanding, ending	480,000	37,000
Warrants exercisable	480,000
Weighted Average Exercise Price
Weighted average exercise price, beginning price	$ 5.00	$ 5.00
Weighted average exercise price, granted	2.00	5.00
Weighted average exercise price, cancelled
Weighted average exercise price, expired	1.50	5.00
Weighted average exercise price, exercised	1.00	5.00
Weighted average exercise price, ending price	2.50	$ 5.00
Weighted average exercise price, exercisable	$ 2.50